CALVERT
                     INVESTMENTS THAT MAKE A DIFFERENCE (R)

                                 MARCH 31, 2001

                               SEMI-ANNUAL REPORT

                        CALVERT NEW VISION SMALL CAP FUND

                           An Ameritas Acacia Company

                                     CALVERT
                     INVESTMENTS THAT MAKE A DIFFERENCE (R)

                                    CALVERT
                                   NEW VISION
                                   SMALL CAP
                                      FUND

                               Table of Contents

                               President's Letter

                                        1

                                  Social Update

                                        2

                                    Portfolio
                                 Manager Remarks

                                        3

                                    Statement
                                  of Net Assets

                                        6

                                    Statement
                                  of Operations

                                        9

                                   Statements
                                  of Changes in

                                   Net Assets

                                       10

                                    Notes to
                              Financial Statements

                                       12

                              Financial Highlights

                                       16

NOTE:  Please see the following important
       information following this report:

    *  Privacy Policy

Dear Shareholders:

     While few years have tested the mettle of investors as 2000 did, the first quarter of 2001 is showing every sign of challenging investor tolerance still further.

     On March 10, 2000, the Nasdaq Composite Index reached its peak. In the 12 months following, it tumbled by 55% while broader U.S. indexes followed a similar downward spiral. In just one year, according to some estimates, the value of American shares declined by $4 trillion - a sum equivalent to 40% of the country's GDP. Meanwhile, treasury securities produced their best year since 1995, and government bonds provided a safe haven and steady return.

     While it is unclear whether the U.S. economy is technically in recession (defined as two consecutive quarters of falling output), no one would argue that the economy is feeling the brunt of a significant slowdown. In its attempt to stabilize the economy, the Fed has cut interest rates by half a percentage point for the third time this year - with the promise to cut interest rates still further if the economy continues to weaken.

     Has the market bottomed out? We cannot know for sure. But panic selling is not a good solution. Just as investor behavior has in the past been characterized as one of "irrational exuberance," it is equally inappropriate for investors to give way to irrational despondency. Investors who panic and sell in volatile markets usually end up losing twice: they sell when share prices are near or at their lowest point and then miss out when the markets eventually rebound. In volatile environments, picking a path through the ups and downs of today's bond and equity markets requires professional expertise.

     Shareholders should always consider the benefits of portfolio diversification. While turbulent markets can be unsettling to even the most seasoned investor, those who follow the fundamentals and diversify their portfolios among all asset classes - equities, bonds and money market funds - should profit in the long term. Be assured that Calvert will focus on finding new ways to improve the investment options and services we offer.

     We encourage you to work with your financial professional to make decisions based on your individual financial situation and tolerance for risk. We appreciate your investment in Calvert funds and look forward to working with you to help you achieve your financial goals.

Sincerely,


Barbara J. Krumsiek

President and CEO

April 2, 2001

                                  SOCIAL UPDATE
                                  -------------


PROXY VOTE INFORMATION ON WEB SITE
----------------------------------
     Our web site has been improved to include proxy voting results and more information on shareholder advocacy. We believe we are one of the first mutual funds to offer the detailed voting results for all our equity holdings prior to the annual meetings. Please visit the site at Calvert.com where we have greatly expanded our company profiles.

                                   JAMES AWAD
                                       OF
                                   AWAD ASSET
                                   MANAGEMENT

HOW DID THE FUND PERFORM?
-------------------------
     Calvert New Vision Small Cap Fund's Class A Shares returned -5.21% for the six months ending March 31, 2001, bettering the battered -12.96% for the Russell 2000 benchmark. It is with great determination that we face the remainder of the year. While the environment remains challenging, the opportunities and values exist to make a good year possible.

WHAT WAS THE INVESTMENT CLIMATE OVER THE PAST SIX MONTHS?
---------------------------------------------------------
     While the slow-growth economy lumbers along, the prospect for corporate profits has not been great these past six months. And just as the economy has put cost pressures on corporate income statements, it has lacked sufficient strength for companies to offset cost increases with volume gains.

     Moreover, many technology, communications and NASDAQ stocks are reporting disappointing earnings. (One could make the case that these stocks and NASDAQ should never have been at the levels they were at in March of 2000.) Importantly, the universe of attractive stocks is not to be found here. Although these stocks are down a lot, they are still not absolutely cheap.

     What is happening now is that funds are quietly and consistently flowing out of technology and into the rest of the stock market. In 2000, more stocks were up than down and the S&P Midcap, S&P Small Cap and Russell Value were all up double digits. Today, money is flowing to where the relative value is. Investors are buying those same stocks they sold earlier because they are attractively priced and they have been the better performers over the last two years. Sanity is returning to the market. Relative value is back. Buy low/sell high is back. After all, growth at a reasonable price makes more sense than growth at any price.


                 CALVERT NEW VISION
                 ------------------
                   SMALL CAP FUND
                   --------------
                PORTFOLIO STATISTICS
                --------------------
                   MARCH 31, 2001
                   --------------

INVESTMENT PERFORMANCE
----------------------      6 Months    12 Months
                              Ended       Ended
                             3/31/01     3/31/01
                             -------     -------
Class A                      (5.21%)    (11.59%)
Class B                      (5.71%)    (12.33%)
Class C                      (5.64%)    (12.22%)
Class I                      (5.00%)    (10.84%)
Russell 2000 Index TR       (12.96%)    (15.33%)
Lipper Small-Cap Core
 Funds Average               (8.31%)     (5.35%)


TEN LARGEST STOCK HOLDINGS
--------------------------       % OF NET ASSETS
                                 ---------------
Union Stationers, Inc.                     4.8%
Kansas City Southern Industries, Inc.      4.4%
Viad Corp.                                 3.6%
Investment Technology Group, Inc.          3.5%
Corn Products Int'l, Inc.                  3.4%
Penton Media, Inc.                         3.3%
Iron Mountain, Inc.                        3.2%
North Fork Bancorp., Inc.                  3.2%
Investors Financial Services Corp.         3.2%
Annuity and Life Reinsurance, Ltd.         3.2%
-----------------------------------------------
   Total                                  35.8%

ASSET ALLOCATION
----------------
Stocks                                      93%
Cash & Cash Equivalents                      7%
-----------------------------------------------
                                           100%

Investment performance does not reflect the deduction of any front-end or deferred sales charge.

TR represents total return.

Source: Lipper Analytical Services, Inc.

             PORTFOLIO STATISTICS
             --------------------
                MARCH 31, 2001
                --------------
AVERAGE ANNUAL TOTAL RETURNS
----------------------------
                           Class A Shares
------------------------------------------
One year                          (15.81%)
Since inception                     2.59%
(1/31/97)

                           Class B Shares
------------------------------------------
One year                          (16.72%)
Since inception                     0.57%
(4/1/98)

                           Class C Shares
------------------------------------------
One year                          (13.10%)
Since inception                     3.08%
(1/31/97)

                           Class I Shares
------------------------------------------
One year                          (10.84%)
Since inception                    19.74%
(3/1/99)

New subadvisor assumed management of the Fund effective October 1997.


WHAT WAS YOUR STRATEGY?
-----------------------
     Over the past six months, our decisions have been made on a stock by stock basis. We eliminated positions in Audible, Alaska Communications, Affiliated Computer, Barra, Quantum Corp., Health Management Systems, Maxtor, New Horizons Worldwide, Outback Steakhouse and RMH Teleservices. We initiated positions in Axcelis Tech., Aptar Group, EGL Inc., Hall Kinion, Plantronics, Sola, United Stationers, Valassis Communications and Viad.

     The Performance Comparison chart was depicted as a graph in the printed material. Showing:

          Calvert New Vision Small Cap Fund (A) - $11,122
          Calvert New Vision Small Cap Fund (C) - $11,345
          Lipper Small-Cap Core Index - $13,681
          Russell 2000 Index TR - $12,853

     Performance   Comparison   (Comparison   of  change  in  value  of  $10,000
investment. (Source: Lipper Analytical Services, Inc.)

     Total returns assume reinvestment of dividends and reflect the deduction of the Fund's maximum front-end sales charge. No sales charge has been applied to the index used for comparison. The value of an investment in Class A shares is plotted in the line graph. Past performance is no guarantee of future results.

WHAT IS YOUR OUTLOOK?
---------------------
     This is an environment in which our firm's research oriented approach to investing is rewarded: our stocks are attractively priced; the companies are doing well; money is coming into the sector; and on balance, our Portfolio is continuing to improve.

     While it will be a difficult economic year, it does not pay to be too bearish on the U.S. economy. We are the economic powerhouse of the world, and the current slow-down is likely to be measured in months, not years. We will continue to work hard to deliver prudent risk-adjusted returns for Calvert New Vision.

April 2, 2001


                  PORTFOLIO STATISTICS
                  --------------------
                     MARCH 31, 2001
                     --------------
PORTFOLIO CHARACTERISTICS
-------------------------
                          New Vision     Russell
                          Small Cap         2000
                               Fund        Index
------------------------------------------------
Number of Stocks                35         1858
Median Market
Capitalization ($bil)         0.90         0.87
(by portfolio weight)

Price/Earnings Ratio         14.82        21.89

Earnings Per Share Growth    22.62%       17.05%

Yield                        0.52%        1.57%
(return on
capital investment)


VOLATILITY MEASURES
-------------------      New Vision      Russell
                          Small Cap         2000
                               Fund        Index
-------------------------------------------------
Beta1                         0.92          0.74
R-Squared2                    0.35          0.25


1    Measure of volatility compared to the S&P 500 Stock Index (S&P 500) beta of

     1. The higher the beta, the higher the risk and potential reward.

2 Measure of correlation between the fund's returns and the overall market's (S&P 500) returns. An R-Squared of 0 would mean no correlation, an R-Squared of 1 would mean total correlation.

Source: Vestek

                             Statement of Net Assets
                             -----------------------
                                 March 31, 2001
                                 --------------
Equity Securities - 93.1%                              Shares        Value
-------------------------------------------------------------------------------
Agricultural Products - 3.4%
Corn Products International, Inc.                      127,000     $3,258,820
-------------------------------------------------------------------------------

Air Freight - 2.7%
EGL, Inc.*                                             108,000      2,632,500
-------------------------------------------------------------------------------

Auto Parts & Equipment - 2.9%
Gentex Corp. *                                         124,000      2,867,500
-------------------------------------------------------------------------------

Banks - Major Regional - 5.6%
Capital Crossing Bank *                                116,300      2,282,388
North Fork Bancorp., Inc.                              120,000      3,114,000
-------------------------------------------------------------------------------
                                                                    5,396,388
-------------------------------------------------------------------------------

Broadcast - TV, Radio, Cable - 2.8%
Spanish Broadcasting System, Inc. *                    413,500      2,687,750
-------------------------------------------------------------------------------

Communications Equipment - 7.2%
American Tower Corp. *                                 160,000      2,960,000
Commscope, Inc. *                                      125,000      2,085,000
Plantronics, Inc.*                                     107,000      1,901,390
-------------------------------------------------------------------------------
                                                                    6,946,390
-------------------------------------------------------------------------------

Computers - Peripherals - 0.5%
Printronix, Inc. *                                      87,800        496,619
-------------------------------------------------------------------------------

Computers - Software & Services - 1.7%
Kronos, Inc. *                                          51,500      1,619,031
-------------------------------------------------------------------------------

Equipment - Semiconductors - 2.4%
Axcelis Technologies, Inc.*                            200,000      2,312,500
-------------------------------------------------------------------------------

Financial - Diversified - 3.1%
Doral Financial Corp.                                   99,000      2,970,000
-------------------------------------------------------------------------------

Foods - 0.0%
Del Monte Foods *                                        3,000         24,420
-------------------------------------------------------------------------------

Healthcare - Medical Product & Supplies - 2.8%
Sola International, Inc.*                              300,000      2,703,000
-------------------------------------------------------------------------------

Healthcare - Special Service - 3.1%
Hooper Holmes, Inc.                                    347,000      2,980,730
-------------------------------------------------------------------------------

Insurance - Life & Health - 5.1%
Annuity and Life Reinsurance (Holdings), Ltd.          103,100      3,067,225
Presidential Life Corp.                                112,500      1,856,250
-------------------------------------------------------------------------------
                                                                    4,923,475

Equity Securities - Cont'd                              SHARES         VALUE
                                                       --------       -------
INVESTMENT MANAGEMENT - 3.2%
Investors Financial Services Corp.                      52,400     $3,071,950
-------------------------------------------------------------------------------

MACHINERY - DIVERSIFIED - 3.1%
Kaydon Corp.                                           111,000      2,994,780
-------------------------------------------------------------------------------

MANUFACTURING - SPECIALIZED - 2.7%
Aptargroup, Inc.                                        86,500      2,635,655
-------------------------------------------------------------------------------

OFFICE EQUIPMENT & Supplies - 4.7%
United Stationers, Inc.*                               190,000      4,607,500
-------------------------------------------------------------------------------

PUBLISHING - 5.5%
John Wiley & Sons, Inc.                                114,400      2,162,160
Penton Media, Inc.                                     219,700      3,196,635
-------------------------------------------------------------------------------
                                                                    5,358,795
-------------------------------------------------------------------------------

RAILROADS - 4.4%
Kansas City Southern Industries, Inc.                  300,000      4,260,000
-------------------------------------------------------------------------------

SERVICES - COMMERCIAL & Consumer - 10.7%
Iron Mountain, Inc. *                                   82,000      3,142,240
Startek, Inc. *                                        171,550      2,429,148
Teletech Holdings, Inc. *                              167,000      1,315,125
Viad Corp.                                             148,000      3,526,840
-------------------------------------------------------------------------------
                                                                   10,413,353
-------------------------------------------------------------------------------

SERVICES - COMPUTER SYSTEMS - 6.1%
Comdisco, Inc.                                         308,000      2,464,000
Investment Technology Group, Inc. *                     67,000      3,430,400
-------------------------------------------------------------------------------
                                                                    5,894,400
-------------------------------------------------------------------------------

SERVICES - DATA PROCESS - 3.1%
Nova Corp.*                                            164,400      3,031,536
-------------------------------------------------------------------------------

SERVICES - EMPLOYMENT - 3.8%
Hall Kinion & Associates, Inc.*                        145,000        838,281
Korn/Ferry International *                             170,200      2,854,254
-------------------------------------------------------------------------------
                                                                    3,692,535
-------------------------------------------------------------------------------

SPECIALTY PRINTING - 2.5%
Valassis Communications, Inc.*                          85,000      2,465,000
-------------------------------------------------------------------------------

      Total Equity Securities (Cost $91,456,185)                  $90,244,627
-------------------------------------------------------------------------------

                                                     PRINCIPAL
                                                        AMOUNT          VALUE
CORPORATE OBLIGATIONS - 0.1%
Angeion Corp., 7.50%, 4/15/03 #                     $1,000,000        $45,058
-------------------------------------------------------------------------------

      Total Corporate Obligations (Cost $1,000,000)                    45,058
-------------------------------------------------------------------------------

HIGH SOCIAL IMPACT INVESTMENTS - 0.2%
Dorchester Bay Economic
     Development Corp., 4.50%, 6/30/01                  50,000         40,000
Mercy Loan Fund, 4.50%, 6/30/01                       200,0000        197,450
-------------------------------------------------------------------------------

          Total High Social
          Impact Investments (Cost $250,000)+ #                       237,450
-------------------------------------------------------------------------------

REPURCHASE AGREEMENTS  - 6.5%
State Street Bank, 5.25%, dated 3/30/01, due 4/2/01
   (Repurchase proceeds $6,302,756);
   (Collateral: $6,504,502 FHLB, 6.30%, 1/18/08)     6,300,000      6,300,000
-------------------------------------------------------------------------------

      Total Repurchase Agreements (Cost $6,300,000)                 6,300,000
-------------------------------------------------------------------------------

      TOTAL INVESTMENTS (Cost $99,006,185) - 99.9%                 96,827,135
      Other assets and liabilities, net - 0.1%                        110,301
-------------------------------------------------------------------------------
      Net Assets - 100%                                           $96,937,436

NET ASSETS CONSIST OF:

Paid-in capital applicable to the following shares of beneficial interest, unlimited number of no par value authorized:

   Class A: 5,194,569 shares outstanding                          $84,422,446
   Class B: 355,825 shares outstanding                              5,693,765
   Class C: 526,151 shares outstanding                              8,177,056
   Class I:  54 shares outstanding                                   (642,844)

Undistributed net investment income (loss)                           (308,341)
Accumulated net realized gain (loss) on investments                 1,774,404
Net unrealized appreciation
     (depreciation) on investments                                 (2,179,050)

     Net Assets                                                   $96,937,436


NET ASSET VALUE PER SHARE
-------------------------
Class A (based on net assets of $83,246,527)                           $16.03
Class B (based on net assets of $5,515,376)                            $15.50
Class C (based on net assets of $8,174,648)                            $15.54
Class I (based on net assets of $885)                                  $16.39


*   Non income producing.
#   This security was valued by the Board of Trustees, see Note A.
+   Restricted securities represent 0.2% of net assets for the Fund.

Abbreviations:
FHLB: Federal Home Loan Bank

See notes to financial statements.

                            STATEMENT OF OPERATIONS
                            -----------------------
                                SIX MONTHS ENDED
                                ----------------
                                 MARCH 31, 2001
                                 --------------
NET INVESTMENT INCOME
---------------------
Investment Income:
   Dividend income (net of foreign taxes withheld of $2,780)       $223,343
   Interest income                                                  314,455
----------------------------------------------------------------------------
      Total investment income                                       537,798

Expenses:
   Investment advisory fee                                          359,879
   Transfer agency fees and expenses                                188,579
   Distribution Plan expenses:
      Class A                                                       102,829
      Class B                                                        25,505
      Class C                                                        42,877
   Trustees' fees and expenses                                        4,508
   Administrative fees                                              119,411
   Accounting fees                                                   23,407
   Custodian fees                                                     8,020
   Registration fees                                                 22,036
   Reports to shareholders                                           29,966
   Professional fees                                                  4,586
   Miscellaneous                                                      3,526
----------------------------------------------------------------------------
   Total expenses                                                   935,129
      Reimbursement from Advisor:
          Class A                                                  (18,756)
          Class B                                                   (1,163)
          Class C                                                   (1,955)
          Class I                                                   (4,031)
      Fees paid indirectly                                         (63,085)
----------------------------------------------------------------------------
          Net expenses                                              846,139
          NET INVESTMENT INCOME (LOSS)                            (308,341)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
--------------------------------------------------
Net realized gain (loss)                                          3,112,249
Change in unrealized appreciation or (depreciation)             (8,474,888)
----------------------------------------------------------------------------
   NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS                                        (5,362,639)
----------------------------------------------------------------------------
   INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                   ($5,670,980)

See notes to financial statements.

                      STATEMENTS OF CHANGES IN NET ASSETS
                      -----------------------------------
                                               SIX MONTHS ENDED    YEAR ENDED
                                                   MARCH 31,      SEPTEMBER 30,
INCREASE (DECREASE) IN NET ASSETS                    2001             2000
-------------------------------------------------------------------------------
Operations:
Net investment income (loss)                       ($308,341)       ($769,172)
Net realized gain (loss)                           3,112,249       19,239,088
Change in unrealized
     appreciation or (depreciation)               (8,474,888)       3,356,605
-------------------------------------------------------------------------------

   INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                     (5,670,980)       21,826,521
-------------------------------------------------------------------------------

Distributions to shareholders from:
   Net realized gain:
      Class A Shares                             (6,359,890)             --
      Class B Shares                               (398,688)             --

      Class C Shares                               (706,199)             --
      Class I Shares                                 (3,479)             --
        Total distributions                      (7,468,256)             --

Capital share transactions:
   Shares sold:
      Class A Shares                              16,768,535       24,025,533
      Class B Shares                               1,538,809        2,931,840
      Class C Shares                               1,296,049        2,244,875
      Class I Shares                                   1,000          637,049
   Reinvestment of distributions:
      Class A Shares                               6,018,813             --
      Class B Shares                                 353,900             --
      Class C Shares                                 616,972             --
Shares redeemed:
      Class A Shares                             (7,999,607)     (15,970,917)
      Class B Shares                               (144,372)        (495,029)
      Class C Shares                             (1,299,522)      (1,813,109)
      Class I Shares                                (43,133)      (2,411,026)
   Total capital share transactions               17,107,444        9,149,216

TOTAL INCREASE (DECREASE) IN NET ASSETS            3,968,208       30,975,737

NET ASSETS

Beginning of period                               92,969,228       61,993,491
End of period (including undistributed
    net investment income (loss) of
    ($308,341) and $0, respectively.)            $96,937,436      $92,969,228


See notes to financial statements.

                                               SIX MONTHS ENDED    YEAR ENDED
                                                   MARCH 31,      SEPTEMBER 30,
                                                     2001             2000
CAPITAL SHARE ACTIVITY
-------------------------------------------------------------------------------
Shares sold:
   Class A Shares                                   960,158         1,337,934
   Class B Shares                                    91,631           164,665
   Class C Shares                                    77,442           130,830
   Class I Shares                                        54            36,269
Reinvestment of distributions:
   Class A Shares                                   380,456              --
   Class B Shares                                    23,055              --
   Class C Shares                                    40,110              --
Shares redeemed:
   Class A Shares                                  (466,651)         (942,845)
   Class B Shares                                    (8,500)          (28,226)
   Class C Shares                                   (80,525)         (110,166)
   Class I Shares                                    (2,448)         (130,642)
-------------------------------------------------------------------------------
Total capital share activity                      1,014,782           457,819


See notes to financial statements.

                         NOTES TO FINANCIAL STATEMENTS
                         -----------------------------
NOTE A -- SIGNIFICANT ACCOUNTING POLICIES
-----------------------------------------

     GENERAL: The Calvert New Vision Small Cap Fund (the "Fund"), a series of The Calvert Fund, is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The operation of each series is accounted for separately. The Fund offers four classes of shares of beneficial interest. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge at the time of redemption, depending on how long you have owned the shares. Class C shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge on shares sold within one year of purchase. Class B and Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1,000,000. Class I shares have no front-end or deferred sales charge. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class specific expenses, (b) exchange privileges and (c) class specific voting rights.

     SECURITY VALUATION: Securities listed or traded on a national securities exchange are valued at the last reported sale price. Unlisted securities and listed securities for which the last sale price is unavailable are valued at the most recent bid price or based on a yield equivalent obtained from the securities' market maker. The Fund may invest in securities whose resale is subject to restrictions. Investments for which market quotations are not available or deemed inappropriate are valued in good faith under the direction of the Board of Trustees.

     In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

     At March 31, 2001, $282,508, or 0.3% of net assets, were valued by the Board of Trustees.

     REPURCHASE AGREEMENTS: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

     OPTIONS: The Fund may write or purchase option securities. The option premium is the basis for recognition of unrealized or realized gain or loss on the option. The cost of securities acquired or the proceeds from securities sold through the exercise of the option is adjusted by the amount of the premium.
Risks  from  writing  or  purchasing   option  securities  arise  from  possible
illiquidity of the options market and the movement in the value of the investment or in interest rates. The risk associated with purchasing options is limited to the premium originally paid.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, accretion of discount and amortization of premium are recorded on an accrual basis. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.

     DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.

     ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

     EXPENSE OFFSET ARRANGEMENTS: The Fund has an arrangement with its custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the Fund's cash on deposit with the bank. Such a deposit arrangement is an alternative to overnight investments. Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

     OTHER: In November 2000, the American Institute of Certified Public Accountants ("AICPA") issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide is effective for financial statements issued for fiscal years beginning after December 15, 2000. Management of the Fund does not anticipate that the adoption of the Guide will have a significant effect on the Fund's financial statements.

NOTE B -- RELATED PARTY TRANSACTIONS
------------------------------------

     Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly-owned by Ameritas Acacia Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and affiliated Trustees of the Fund. For its services, the Advisor receives a monthly fee based on an annual rate of
 .75% based on the Fund's average daily net assets. Under the terms of the agreement, $88,848 was payable at period end.

     The Advisor contractually reimbursed the Fund for expenses of $25,905 for the six months ended March 31, 2001.

     Calvert Administrative Services Company, an affiliate of the Advisor, provides administrative services to the Fund for an annual fee, payable monthly, of .25% for Class A, Class B, and Class C shares and .10% for Class I shares based on their average daily net assets. Under the terms of the agreement, $20,500 was payable at period end. Calvert Distributors, Inc., an affiliate of the Advisor, is the distributor and principal underwriter for the Fund. Distribution Plans, adopted by Class A, Class B and Class C shares, allow the Fund to pay the Distributor for expenses and services associated with distribution of shares. The expenses paid may not exceed .25%, 1.00% and 1.00% annually of average daily net assets of each Class A, Class B and Class C, respectively. Class I does not have Distribution Plan expenses. Under the terms of the agreement, $29,956 was payable at period end.

     The Distributor received $11,101 as its portion of the commissions charged on sales of the Fund's shares for the six months ended March 31, 2001.

     Calvert Shareholder Services, Inc. ("CSSI"), an affiliate of the Advisor, is the shareholder servicing agent for the Fund. For its services, CSSI received fees of $36,670 for the six months ended March 31, 2001. Under the terms of the agreement, $6,149 was payable at period end. National Financial Data Services, Inc., is the transfer and dividend disbursing agent.

     The Fund may invest in Community Investment Notes issued by the Calvert Social Investment Foundation (the "CSI Foundation"). The CSI Foundation is a 501(c)(3) non-profit organization that receives in-kind support from the Calvert Group, Ltd. and its subsidiaries. The Fund has received from the Securities and Exchange Commission a "no-action" letter permitting the Fund to make investments in these notes under certain conditions, such conditions of which are being met.

     Each Trustee of the Fund who is not affiliated with the Advisor receives an annual fee of $20,500 plus $1,500 for each Board and Committee meeting attended. Trustees fees are allocated to each of the funds in the series served.

NOTE C -- INVESTMENT ACTIVITY
-----------------------------

     During  the  period,  purchases  and  sales  of  investments,   other  than
short-term securities, were $47,919,295 and $33,885,374, respectively.

     The cost of investments owned at March 31, 2001 was substantially the same for federal income tax and financial reporting purposes. Net unrealized depreciation aggregated $2,179,050, of which $15,173,671 related to appreciated securities and $17,352,721 related to depreciated securities.

NOTE D -- LINE OF CREDIT
------------------------

     A financing agreement is in place with all Calvert Group Funds (except for the Calvert Social Investment Fund's Enhanced Equity and Technology Portfolios, Calvert Social Index Fund, Calvert Large Cap Growth Fund, Calvert South Africa Fund and the CVSAmeritas's Index 500, Micro Cap and Select Portfolios) and State Street Bank and Trust Company ("the Bank"). Under the agreement, the Bank is providing an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), to be accessed by the Funds for temporary or emergency purposes only. Borrowings under this facility bear interest at the overnight Federal Funds Rate plus .50% per annum. A commitment fee of .10% per annum will be incurred on the unused portion of the committed facility which will be allocated to all participating funds. The Fund had no loans outstanding pursuant to this line of credit at March 31, 2001.

CHANGE IN INDEPENDENT AUDITOR
-----------------------------

     In September 2000, PricewaterhouseCoopers LLP (PricewaterhouseCoopers) resigned in the normal course of business as independent auditor for the Calvert Group Funds. Arthur Andersen LLP (Arthur Andersen) was selected as the Fund's independent auditor. The Funds' selection of Arthur Andersen as its independent auditor was recommended by the Fund's audit committee and was approved by the Fund's Board of Trustees.

     The reports on the financial statements audited by PricewaterhouseCoopers for the years ended September 30, 1999 and prior for the Funds did not contain an adverse opinion or a disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. There were no disagreements between the Funds and PricewaterhouseCoopers on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements, if not resolved to the satisfaction of PricewaterhouseCoopers would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements of such years.

                              FINANCIAL HIGHLIGHTS
                              --------------------
                                                  PERIODS ENDED
                                        MARCH 31,   SEPTEMBER 30,  SEPTEMBER 30,
CLASS A SHARES                           2001          2000           1999
------------------------------------------------------------------------------
Net asset value, beginning               $18.43        $13.49          $12.04
------------------------------------------------------------------------------
Income from investment operations
   Net investment income (loss)           (.04)         (.13)           (.05)
   Net realized and unrealized
     gain (loss)                          (.94)          5.07            1.50
------------------------------------------------------------------------------
Total from investment operations          (.98)          4.94            1.45

Distributions from
   Net realized gain                     (1.42)            --              --
      Total distributions                (1.42)            --              --

Total increase (decrease) in
     net asset value                     (2.40)          4.94            1.45

Net asset value, ending                  $16.03        $18.43          $13.49

Total return*                           (5.21%)        36.62%          12.04%

Ratios to average net assets:
   Net investment income (loss)      (.51%) (a)        (.82%)          (.39%)
   Total expenses                     1.79% (a)         1.79%           1.96%
   Expenses before offsets            1.75% (a)         1.76%           1.93%
   Net expenses                       1.63% (a)         1.50%           1.66%

Portfolio turnover                          39%          113%             68%

Net assets, ending (in thousands)       $83,247       $79,641         $52,961



                                                          PERIODS ENDED
                                                  SEPTEMBER 30,   SEPTEMBER 30,
CLASS A SHARES                                        1998            1997^
-------------------------------------------------------------------------------
Net asset value, beginning                           $15.65         $15.00
-------------------------------------------------------------------------------
Income from investment operations
   Net investment income (loss)                       (.02)          (.05)
   Net realized and unrealized
     gain (loss)                                     (3.55)            .70
-------------------------------------------------------------------------------
Total from investment operations                     (3.57)            .65

Distributions from
   Net realized gain                                  (.04)             --
      Total distributions                             (.04)             --

Total increase (decrease) in
          net asset value                            (3.61)            .65

Net asset value, ending                              $12.04         $15.65

Total return*                                      (22.86%)          4.33%

Ratios to average net assets:
   Net investment income (loss)                      (.17%)     (.71%) (a)
   Total expenses                                     1.88%      4.72% (a)
   Expenses before offsets                            1.82%      1.36% (a)
   Net expenses                                       1.71%       .90% (a)

Portfolio turnover                                      68%           196%

Net assets, ending (in thousands)                   $61,765         $3,260

                              FINANCIAL HIGHLIGHTS
                              --------------------
                                                          PERIODS ENDED
                                                    MARCH 31,     SEPTEMBER 30,
CLASS B SHARES                                        2001            2000
-------------------------------------------------------------------------------
Net asset value, beginning                           $17.96         $13.29
-------------------------------------------------------------------------------
Income from investment operations
   Net investment income (loss)                       (.11)          (.30)
   Net realized and unrealized gain (loss)            (.93)           4.97
-------------------------------------------------------------------------------
      Total from investment operations               (1.04)           4.67
-------------------------------------------------------------------------------

Distributions from
   Net realized gain                                 (1.42)             --
      Total distributions                            (1.42)             --

Total increase (decrease) in net asset value         (2.46)           4.67

Net asset value, ending                              $15.50         $17.96

Total return*                                       (5.71%)         35.14%

Ratios to average net assets:
   Net investment income (loss)                 (1.58%) (a)        (1.86%)
   Total expenses                                 2.95% (a)          2.97%
   Expenses before offsets                        2.90% (a)          2.94%
   Net expenses                                   2.71% (a)          2.52%

Portfolio turnover                                      39%           113%

Net assets, ending (in thousands)                    $5,515         $4,484


                                                         PERIODS ENDED
                                                 SEPTEMBER 30,   SEPTEMBER 30,
CLASS B SHARES                                       1999            1998#
-------------------------------------------------------------------------------
Net asset value, beginning                           $12.01         $16.18
-------------------------------------------------------------------------------
Income from investment operations
   Net investment income (loss)                       (.15)          (.05)
   Net realized and unrealized gain (loss)             1.43         (4.12)
      Total from investment operations                 1.28         (4.17)

Total increase (decrease) in net asset value           1.28         (4.17)

Net asset value, ending                              $13.29         $12.01

Total return*                                        10.66%       (25.77%)

Ratios to average net assets:
   Net investment income (loss)                     (1.68%)    (1.39%) (a)
   Total expenses                                     3.87%      7.68% (a)
   Expenses before offsets                            3.33%      3.40% (a)
   Net expenses                                       2.93%      2.99% (a)

Portfolio turnover                                      68%            68%

Net assets, ending (in thousands)                    $1,504           $523

                              FINANCIAL HIGHLIGHTS
                              --------------------
                                                   PERIODS ENDED
                                        MARCH 31,  SEPTEMBER 30,  SEPTEMBER 30,
CLASS C SHARES                            2001         2000           1999
-------------------------------------------------------------------------------
Net asset value, beginning                $17.99       $13.27        $11.95
-------------------------------------------------------------------------------
Income from investment operations
   Net investment income (loss)            (.11)        (.26)         (.22)
   Net realized and unrealized
     gain (loss)                           (.92)         4.98          1.54
-------------------------------------------------------------------------------
Total from investment operations          (1.03)         4.72          1.32

Distributions from
   Net realized gain                      (1.42)           --            --
      Total distributions                 (1.42)           --            --

Total increase (decrease) in
     net asset value                      (2.45)         4.72          1.32

Net asset value, ending                   $15.54       $17.99        $13.27

Total return*                            (5.64%)       35.57%        11.05%

Ratios to average net assets:
   Net investment income (loss)      (1.41%) (a)      (1.66%)       (1.27%)
   Total expenses                      2.74% (a)        2.68%         2.87%
   Expenses before offsets             2.69% (a)        2.65%         2.84%
   Net expenses                        2.53% (a)        2.33%         2.53%

Portfolio turnover                           39%         113%           68%

Net assets, ending (in thousands)         $8,175       $8,799        $6,215



                                                       PERIODS ENDED
                                                SEPTEMBER 30,    SEPTEMBER 30,
CLASS C SHARES                                      1998             1997^
------------------------------------------------------------------------------
Net asset value, beginning                          $15.62          $15.00
------------------------------------------------------------------------------
Income from investment operations
   Net investment income (loss)                      (.15)           (.10)
------------------------------------------------------------------------------
   Net realized and unrealized gain (loss)          (3.48)             .72

      Total from investment operations              (3.63)             .62

Distributions from
   Net realized gain                                 (.04)              --
      Total distributions                            (.04)              --

Total increase (decrease) in net asset value        (3.67)             .62

Net asset value, ending                             $11.95          $15.62

Total return*                                     (23.31%)           4.13%

Ratios to average net assets:
   Net investment income (loss)                    (1.15%)       (.95%)(a)
   Total expenses                                    2.94%       10.91%(a)
   Expenses before offsets                           2.78%        1.47%(a)
   Net expenses                                      2.64%        1.15%(a)

Portfolio turnover                                     68%            196%

Net assets, ending (in thousands)                   $7,097            $318

                              FINANCIAL HIGHLIGHTS
                              --------------------
                                                   PERIODS ENDED
                                        MARCH 31,  SEPTEMBER 30,  SEPTEMBER 30,
CLASS I SHARES                            2001         2000          1999^^
--------------------------------------------------------------------------------
Net asset value, beginning                $18.77       $13.57        $12.20
--------------------------------------------------------------------------------
Income from investment operations
   Net investment income (loss)              .67        (.03)           .03
   Net realized and unrealized
     gain (loss)                          (1.63)         5.23          1.34
Total from investment operations           (.96)         5.20          1.37

Distributions from
   Net realized gain                      (1.42)           --            --
      Total distributions                 (1.42)           --            --
Total increase (decrease) in
     net asset value                      (2.38)         5.20          1.37

Net asset value, ending                   $16.39       $18.77        $13.57

Total return*                            (5.00%)       38.32%        11.23%

Ratios to average net assets:
   Net investment income (loss)         .26% (a)       (.14%)      .36% (a)
   Total expenses                     32.36% (a)        1.64%     1.87% (a)
   Expenses before offsets             3.70% (a)         .98%      .93% (a)
   Net expenses                         .82% (a)         .82%      .82% (a)

Portfolio turnover                           39%         113%           68%

Net assets, ending (in thousands)             $1          $46        $1,314


(a)     Annualized
*       Total return is not annualized for periods
        less than one year and does not reflect deduction
        of any front-end or deferred sales charge.
^       From January 31, 1997 inception.
#       From April 1, 1998 inception.
^^      From March 1, 1999 inception.

                               TO OPEN AN ACCOUNT
                                  800-368-2748

                                YIELDS AND PRICES
                           Calvert Information Network
                            (24 hours, 7 days a week)
                                  800-368-2745

                          SERVICE FOR EXISTING ACCOUNT
                           Shareholders: 800-368-2745
                              Brokers: 800-368-2746

                             TDDFOR HEARING IMPAIRED
                                  800-541-1524

                                  BRANCH OFFICE
                             4550 Montgomery Avenue
                                Suite 1000 North
                            Bethesda, Maryland 20814

                              REGISTERED, CERTIFIED
                                OR OVERNIGHT MAIL
                                  Calvert Group
                                    c/o NFDS
                               330 West 9th Street
                              Kansas City, MO 64105

                                    WEB SITE
                             http://www.calvert.com

                              PRINCIPAL UNDERWRITER
                           Calvert Distributors, Inc.
                             4550 Montgomery Avenue
                                Suite 1000 North
                            Bethesda, Maryland 20814

                             This report is intended
                         to provide fund information to
                     shareholders. It is not authorized for
                      distribution to prospective investors
                       unless preceded or accompanied by a
                                   prospectus.

                            CALVERT'S FAMILY OF FUNDS

                          TAX-EXEMPT MONEY MARKET FUNDS
                           CTFR Money Market Portfolio
                     CTFR California Money Market Portfolio

                           TAXABLE MONEY MARKET FUNDS
                       First Government Money Market Fund
                           CSIF Money Market Portfolio

                                  BALANCED FUND
                             CSIF Balanced Portfolio

                                 MUNICIPAL FUNDS
                           CTFRLimited-Term Portfolio
                            CTFR Long-Term Portfolio
                        CTFR Vermont Municipal Portfolio
                      National Muni. Intermediate Portfolio
                     California Muni. Intermediate Portfolio

                               TAXABLE BOND FUNDS
                               CSIF Bond Portfolio
                                   Income Fund

                                  EQUITY FUNDS
                         CSIF Enhanced Equity Portfolio
                              CSIFEquity Portfolio
                            CSIF Technology Portfolio
                          Calvert Large Cap Growth Fund
                            Capital Accumulation Fund
                          CWV International Equity Fund
                            New Vision Small Cap Fund
                                South Africa Fund
                            Calvert Social Index Fund

                            PRINTED ON RECYCLED PAPER
                                 USING SOY-BASED

                                    CALVERT
                     INVESTMENTS THAT MAKE A DIFFERENCE (R)

                                 MARCH 31, 2001

                               SEMI-ANNUAL REPORT

                               CALVERT INCOME FUND

                           An Ameritas Acacia Company

                                     CALVERT
                     INVESTMENTS THAT MAKE A DIFFERENCE (R)

                                     CALVERT
                                     INCOME
                                      FUND

                                Table of Contents

                               President's Letter

                                        2

                                    Portfolio
                                 Manager Remarks

                                        3

                                   Schedule of
                                   Investments

                                        5

                                    Statement
                            of Assets and Liabilities

                                        8

                                    Statement
                                  of Operations

                                        9

                                   Statements
                                  of Changes in

                                   Net Assets

                                       10

                                    Notes to
                              Financial Statements

                                       12

                              Financial Highlights

                                       16

NOTE:     Please see the following important
          information following this report:

*  Privacy Policy

Dear Shareholders:

     While few years have tested the mettle of investors as 2000 did, the first quarter of 2001 is showing every sign of challenging investor tolerance still further.

     On March 10, 2000, the Nasdaq Composite Index reached its peak. In the 12 months following, it tumbled by 55% while broader U.S. indexes followed a similar downward spiral. In just one year, according to some estimates, the value of American shares declined by $4 trillion - a sum equivalent to 40% of the country's GDP. Meanwhile, treasury securities produced their best year since 1995, and government bonds provided a safe haven and steady return.

     While it is unclear whether the U.S. economy is technically in recession (defined as two consecutive quarters of falling output), no one would argue that the economy is feeling the brunt of a significant slowdown. In its attempt to stabilize the economy, the Fed has cut interest rates by half a percentage point for the third time this year - with the promise to cut interest rates still further if the economy continues to weaken.

     Has the market bottomed out? We cannot know for sure. But panic selling is not a good solution. Just as investor behavior has in the past been characterized as one of "irrational exuberance," it is equally inappropriate for investors to give way to irrational despondency. Investors who panic and sell in volatile markets usually end up losing twice: they sell when share prices are near or at their lowest point and then miss out when the markets eventually rebound. In volatile environments, picking a path through the ups and downs of today's bond and equity markets requires professional expertise.

     Shareholders should always consider the benefits of portfolio diversification. While turbulent markets can be unsettling to even the most seasoned investor, those who follow the fundamentals and diversify their portfolios among all asset classes - equities, bonds and money market funds - should profit in the long term. Be assured that Calvert will focus on finding new ways to improve the investment options and services we offer.

     We encourage you to work with your financial professional to make decisions based on your individual financial situation and tolerance for risk. We appreciate your investment in Calvert funds and look forward to working with you to help you achieve your financial goals.

Sincerely,


Barbara J. Krumsiek
President and CEO
April 2, 2001

                                  GREG HABEEB
                                OF CALVERT ASSET
                               MANAGEMENT COMPANY

HOW DID THE FUND PERFORM RELATIVE TO ITS PEER GROUP?
----------------------------------------------------
     After below average performance in 2000, the Income Fund outperformed both of its benchmarks by over 400 basis points in the first quarter of 2001. Thus, the Fund's Class A-Shares six-month return exceeded the Lehman Aggregate Bond Index return by 33 basis points and the Lipper Corporate Debt Funds BBB-Rated Average by 132 basis points. The 2001 year-to-date return exceeds that of all bond funds in the BBB-rated category.

WHAT WERE THE DRIVING FORCES IN THE CREDIT MARKETS?
---------------------------------------------------
     The credit markets finished 2000 on a very weak note. Yield spreads to treasuries in the credit markets were as wide as they have been in the last 30 years. Deteriorating stock prices and an increase in bankruptcy filings shook the foundations of the credit markets. Increased risk averse policies and practices of the dealer and investor community caused non-treasury bond prices to weaken considerably relative to treasury prices.

     This bond yield spread "bear" market which began in 1998 seemed to halt at the start of 2001 even though stock prices continued to drop in the first quarter of 2001. After 2.5 years of dramatic spread widening, spreads rallied modestly in this latest quarter. Some Treasury yields declined over 100 basis points with the Federal Reserve lowering the Fed Fund rate three times for a total of 150 basis points. Interestingly, corporate bond yields rallied even more than treasury yields in the first quarter of 2001.

                 PORTFOLIO STATISTICS
                 --------------------
                    MARCH 31, 2001
                    --------------
INVESTMENT PERFORMANCE
----------------------
                       6 MONTHS    12 MONTHS
                         ENDED       ENDED
                        3/31/01     3/31/01
--------------------------------------------
Class A                   7.70%       9.80%
Class B                   7.26%       8.87%
Class C                   6.99%         N/A
Class I                   8.00%      10.33%
Lehman Aggregate
Bond Index TR             7.37%      12.53%
Lipper Corporate
Debt Funds
BBB-Rated Average         6.38%       9.64%


MATURITY SCHEDULE
-----------------
                         WEIGHTED AVERAGE
                        3/31/01    9/30/00
--------------------------------------------
                       20 years    19 years

SEC YIELDS
----------                 30 DAYS ENDED
                        3/31/01    9/30/00
--------------------------------------------
Class A                   8.50%       8.25%
Class B                   7.97%       7.47%
Class C                   7.46%       6.73%
Class I                   9.40%       9.30%


Investment performance does not reflect the deduction of any front-end or deferred sales charge.

TR represents total return.

Source: Lipper Analytical Services, Inc.Semi

                    PORTFOLIO STATISTICS
                    --------------------
                       MARCH 31, 2001
                       --------------
AVERAGE ANNUAL TOTAL RETURNS
----------------------------
                             CLASS A SHARES
-------------------------------------------
One year                          5.68%
Five year                         8.62%
Ten year                          8.68%
Since inception                   9.76%
(10/12/82)

                             CLASS B SHARES
-------------------------------------------
One year                          4.87%
Since inception                   6.32%
(8/1/99)

                             CLASS C SHARES
-------------------------------------------
Since inception                   7.80%
(8/1/00)

                             CLASS I SHARES
-------------------------------------------
One year                         10.33%
Since inception                   9.84%


     Some of the positions in the Fund that had the poorest performance in 2000, came back with a vengeance in 2001. This, and judicious bond selection, was responsible for the Fund's significant outperformance this quarter.

WHAT WAS YOUR STRATEGY?
-----------------------

     Sensing bond market difficulties in mid 2000, the Fund sold corporate bonds and bought mortgage-backed products at that time. By the end of 2000, we felt that with the massive weakening of the overall corporate market this sector offered considerable value. Consequently, we sold mortgages and government bonds and bought corporate bonds at year end. It is our belief that corporate bonds offer fine relative value at much lower relative prices to treasuries than existed pre-1998.

WHAT SHOULD INVESTORS EXPECT IN THE COMING MONTHS?
--------------------------------------------------

     Our outlook for the rest of 2001 is that the spread market remains vulnerable, so we plan to be defensive by implementing a credit barbell. This means holding many high-quality, low risk securities and a sound selection of much higher yielding securities of institutions that we believe are overlooked and undervalued.

April 2, 2001


     The Performance Comparison chart was depicted as a graph in the printed material. Showing:

          Calvert Income Fund - $22,982
          Lehman Aggregate Bond Index TR - $21,556
          Lipper BBB Rated Fund Index - $21,334


     Performance   Comparison   (Comparison   of  change  in  value  of  $10,000
investment. (Source: Lipper Analytical Services, Inc.)

     Total returns assume reinvestment of dividends and reflect the deduction of the Fund's maximum front-end sales charge. No sales charge has been applied to the index used for comparison. The value of an investment in Class A shares is plotted in the line graph. Past performance is no guarantee of future results.

                            SCHEDULE OF INVESTMENTS
                            -----------------------
                                 MARCH 31, 2001
                                 --------------

                                                      PRINCIPAL
DEBT SECURITIES - 99.7%                                AMOUNT       VALUE
-------------------------------------------------------------------------------
Corporate Bonds - 62.2%
AGL Capital Corp., 7.125%, 1/14/11                  $8,500,000    $8,676,545
Allete, 7.80%, 2/15/08                               5,000,000     5,061,450
Atlantic Mutual Insurance Co., 8.15%, 2/15/28       10,355,000     5,840,324
AT&T Canada, Inc., 7.65%, 9/15/06                   18,000,000    17,832,528
BCI US Funding Trust I, 8.01%, 12/29/49             14,800,000    14,488,593
Bombardier Capital Mortgage Securities,
     8.29%, 6/15/30                                  5,000,000     5,403,086
Chilquinta Energia Finance Co., 6.62%, 4/1/11       10,000,000    10,034,700
Conseco, Inc., 8.75%, 2/9/04                        16,500,000    14,478,750
Conseco Financial Trust II,  8.70%, 11/15/26         2,000,000     1,140,000
Conseco Financial Trust III,  8.796%, 4/1/27        16,715,000     9,527,550
Covad Commercial Group, Inc., 12.00%, 2/15/10        3,500,000       525,000
CSC Holdings Inc., 7.625%, 4/1/04                   16,500,000     2,459,525
Dime Bancorp Inc., 9.00%, 12/19/02                  12,000,000    12,514,200
Dominion Fiber Ventures, 7.05%, 3/15/05              5,000,000     5,042,125
Finova Capital Corp.:
   6.824%, 3/9/01 v                                  4,250,000     3,612,500
   6.38%, 3/19/01 v                                  1,850,000     1,572,500
   6.57%, 3/19/01 v                                  3,000,000     2,550,000
   5.73%, 9/24/01 v                                  1,685,000     1,432,250
   5.875%, 10/15/01 v                                3,000,000     2,550,000
First Republic Bank, 7.75%, 9/15/12                 13,000,000    11,615,227
France Telecom, 8.50%, 3/1/31                       20,000,000    20,043,200
Greenpoint Bank, 9.25%, 10/1/10                     11,000,000    11,529,540
Imperial Capital Trust I, 9.98%, 12/31/26            1,000,000     1,110,390
Interpool, Inc.,
   6.625%, 3/1/03                                    4,289,000     3,967,325
   7.20%, 8/1/07                                     5,915,000     5,086,900
   7.35%, 8/1/07                                     4,790,000     4,167,300
Interpool Capital Trust, 9.875%, 2/15/27             5,150,000     3,605,000
Jet Equipment Trust, 9.71%, 2/15/15                  6,260,000     6,493,060
Jordan Aid, 8.75%, 9/1/19                            1,880,913     2,235,710
Koninklijke Ahold NV,
   7.82%, 1/2/20                                     5,000,000     5,006,580
   8.62%, 1/2/25                                    17,000,000    16,768,040
Liberty Mutual Insurance Co., 7.697%, 10/15/2097    25,260,000    19,500,720
Lubermens Mutual Casualty Insurance Co.,
   9.15%, 7/1/26                                     2,565,000     2,251,352
   8.30%, 12/1/37                                   20,725,000    16,098,766
Mack-Cali Realty, 7.75%, 2/15/11                     8,000,000     8,173,576
Markel Capital Trust I, 8.71%, 1/1/46              20,515,000     13,783,823
Miller Herman, Inc., 7.125%, 3/15/11                 2,000,000     1,993,360
Natexis AMBS Co., LLC, 8.44%, 12/29/49               8,000,000     8,067,408
Pennzoil-Quaker State, 9.40%, 12/1/02               20,000,000    20,431,200
PSEG Energy Holdings,
   9.125%, 2/10/04                                   1,000,000     1,040,850
   8.625%, 2/15/08                                  19,195,000    19,283,297
Residential Asset Security Mortgage,
     7.59%, 12/25/28                                 3,750,000     3,907,387
Riggs Capital Trust, 8.625%, 12/31/26                7,000,000     4,919,600

                                                    PRINCIPAL
DEBT SECURITIES - CONT'D                              AMOUNT          VALUE
-------------------------------------------------------------------------------
Skandinaviska Enskilda Banken, 8.125%, 9/6/49      $17,525,000   $18,232,607
Sovereign Bancorp, Inc., 12.18%, 6/30/20            10,750,000    11,724,368
Terra Nova Holdings plc.,
   7.20%, 8/15/07                                      968,000       967,516
   7.00%, 5/15/08                                    1,000,000       977,500
TIERS Trust, 7.697%, 10/15/2097                     13,500,000     1,710,115
Toll Road Investment Partnership II,
     Discount Notes, 2/15/03                         9,800,000     8,849,037
US Airways, 7.89%, 9/1/20                           10,000,000    10,527,900
Union Planters Corp., 7.75%, 3/1/11                 15,500,000    15,808,140
United Airlines, 7.811%, 10/1/09                     4,000,000     4,105,920
Xerox Capital Trust I, 8.00%, 2/1/27                33,265,000     9,314,200
XL America, 6.58%, 4/15/11                          14,000,000    13,794,054
-------------------------------------------------------------------------------

   Total Corporate Bonds (Cost $437,283,881)                      431,832,594
-------------------------------------------------------------------------------

Mortgage Securities - 9.2%
Federal National Mortgage Association,
   6.50%, 7/1/14, Pool 517702                        7,992,327     8,084,718
   6.00%, 12/31/16                                  20,000,000    19,968,800
   6.50%, 4/1/29, Pool 535213                        6,772,154     6,755,224
   6.00%, 12/31/31                                  29,500,000    28,780,790
Government National Mortgage Association,
   11.00%, 10/15/15, Pool 137518                           983         1,082
-------------------------------------------------------------------------------

   Total Mortgage Securities (Cost $63,002,152)                   63,590,614
-------------------------------------------------------------------------------

Municipal Bonds - 0.8%
Greater Valley California Medical Building LP

   Revenue VRDN, 6.86%, 3/1/21                       3,200,000     3,200,000
Philadelphia Pennsylvania IDA Revenue Bonds,
     6.488%, 6/15/04                                 2,357,960     2,432,141
-------------------------------------------------------------------------------

   Total Municipal Bonds (Cost $5,561,494)                         5,632,141
-------------------------------------------------------------------------------

Taxable Variable Rate Demand Notes - 9.4%
Post Apartment Homes LP, 6.30%, 7/15/29 LOC: FNMA   65,366,000    65,366,000
-------------------------------------------------------------------------------

  Total Taxable Variable Rate Demand
     Notes (Cost $65,366,000)                                     65,366,000
-------------------------------------------------------------------------------

U.S. Government Agency Obligations - 11.8%
Federal Home Loan Bank, Discount Notes,
     5.13%, 4/2/01                                  82,000,000    81,988,315
-------------------------------------------------------------------------------

   Total U.S. Government Agency
     Obligations (Cost $81,988,315)                               81,988,315
-------------------------------------------------------------------------------

U.S. Treasury - 6.3%
U.S. Treasury Bonds, 6.25%, 5/15/30                 38,000,000    41,642,300
U.S. Treasury Notes, 5.00%, 2/15/11                  1,775,000     1,784,425
-------------------------------------------------------------------------------

   Total U.S. Treasury (Cost $43,587,554)                         43,426,725
-------------------------------------------------------------------------------


      Total Debt Securities (Cost $696,789,396)                  691,836,389
-------------------------------------------------------------------------------

EQUITY SECURITIES - 2.9%                                SHARES      VALUE
-------------------------------------------------------------------------------
Preferred Stocks - 2.9%
First Republic Preferred Capital Corp, 10.50%            3,000    $2,625,000
Firstar Realty, LLC., (Preferred), 8.75%                17,000    17,124,496
Highwood Properties, Inc.,
     Series A, (Preferred), 8.625%                       1,055       718,328
-------------------------------------------------------------------------------

   Total Equity Securities (Cost $19,685,566)                     20,467,824
-------------------------------------------------------------------------------


   TOTAL INVESTMENTS (Cost $716,474,962) - 102.6%  712,304,213
   Securities Sold Short - (0.9%)                                 (6,291,120)
   Other assets and liabilities, net - (1.7%)                    (11,847,783)
-------------------------------------------------------------------------------
   NET ASSETS - 100%                                            $694,165,310


                        SCHEDULE OF SECURITIES SOLD SHORT
                        ---------------------------------
                                 MARCH 31, 2001
                                 --------------

                                                      PRINCIPAL
US TREASURY                                              AMOUNT       VALUE
-------------------------------------------------------------------------------
US Treasury Notes, 5.75%, 11/15/05                   $6,000,000   $6,291,120
-------------------------------------------------------------------------------

Total Securities Sold Short (Proceeds $6,285,863)                 $6,291,120


Abbreviations:
IDA - Industrial Development Authority
LOC - Line of Credit
VRDN - Variable Rate Demand Note

v This security is in default. The Finova Group, Inc. including Finova Capital Corporation, voluntarily filed to reorganize their debt under Chapter 11 of the U.S. Bankruptcy Code on March 7, 2001. Negotiations for settlement of this debt are in progress.

                       STATEMENT OF ASSETS AND LIABILITIES
                       -----------------------------------
                                 MARCH 31, 2001
                                 --------------

ASSETS                                                                 VALUE
-------------------------------------------------------------------------------
Investments in securities,
     at value - see accompanying schedule                         $712,304,213
Cash                                                                25,881,595
Receivable for securities sold                                     110,360,440
Receivable for shares sold                                           9,273,641
Interest and dividends receivable                                    9,576,163
Other assets                                                            43,546
-------------------------------------------------------------------------------
   Total assets                                                    867,439,598

LIABILITIES

-------------------------------------------------------------------------------
Payable for securities purchased                                   164,207,102
Payable for shares redeemed                                          1,714,056
Payable to Calvert Asset Management Co., Inc.                          317,705
Payable to Calvert Administrative Services Company                     165,230
Payable to Calvert Shareholder Services, Inc.                            9,726
Payable to Calvert Distributors, Inc.                                  124,326
Securities sold short, at value (proceeds $6,285,863)                6,291,120
Accrued expenses and other liabilities                                 445,023
-------------------------------------------------------------------------------
   Total liabilities                                               173,274,288
      NET ASSETS                                                  $694,165,310

NET ASSETS CONSIST OF:
-------------------------------------------------------------------------------
Paid in capital applicable to the following shares of beneficial interest, unlimited number of no par shares authorized:

   Class A: 35,986,434 shares outstanding                         $601,164,575
   Class B: 3,259,466 shares outstanding                            54,142,105
   Class C: 430,002 shares outstanding                               7,192,495
   Class I: 914,175 shares outstanding                              15,206,219

Undistributed net investment income (loss)                            (74,180)

Accumulated net realized gain (loss) on investments                 20,710,102

Net unrealized appreciation (depreciation) on investments          (4,176,006)
-------------------------------------------------------------------------------

   NET ASSETS                                                     $694,165,310

   NET ASSET VALUE PER SHARE

Class A (based on net assets $615,462,870)                              $17.10
Class B (based on net assets $55,742,667)                               $17.10
Class C (based on net assets $7,349,943)                                $17.09
Class I (based on net assets $15,609,830)                               $17.08


See notes to financial statements.

                             STATEMENT OF OPERATIONS
                             -----------------------
                         SIX MONTHS ENDED MARCH 31, 2001
                         -------------------------------
NET INVESTMENT INCOME
---------------------------------------------------------------------------
Investment Income:
   Interest income                                             $24,510,859
   Dividend income                                                 329,219
---------------------------------------------------------------------------
      Total investment income                                   24,840,078

Expenses:
   Investment advisory fee                                       1,125,887
   Administrative fees                                             830,120
   Transfer agency fees and expenses                               388,167
   Distribution plan expenses:
      Class A                                                      377,616
      Class B                                                      209,349
      Class C                                                       16,451
   Trustees' fees and expenses                                      29,201
   Custodian fees                                                  117,398
   Registration fees                                                58,795
   Reports to shareholders                                          41,058
   Professional fees                                                11,846
   Accounting fees                                                  40,800
   Miscellaneous                                                     8,276
---------------------------------------------------------------------------
      Total expenses                                             3,254,964
      Fees paid indirectly                                         (9,316)
---------------------------------------------------------------------------
          Net expenses                                           3,245,648

             NET INVESTMENT INCOME                              21,594,430

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
--------------------------------------------------
Net realized gain                                               24,889,759
Change in unrealized appreciation (depreciation)               (1,755,340)
---------------------------------------------------------------------------

             NET REALIZED AND UNREALIZED GAIN
             (LOSS) ON INVESTMENTS                              23,134,419
---------------------------------------------------------------------------

             INCREASE (DECREASE) IN NET ASSETS
             RESULTING FROM OPERATIONS                         $44,728,849


See notes to financial statements.

                      STATEMENTS OF CHANGES IN NET ASSETS
                      -----------------------------------
                                              SIX MONTHS ENDED   YEAR ENDED
                                                  MARCH 31,      SEPTEMBER 30,
INCREASE (DECREASE) IN NET ASSETS                   2001             2000
------------------------------------------------------------------------------
Operations:
   Net investment income                        $21,594,430      $18,755,291
   Net realized gain (loss)                      24,889,759        1,325,389
   Change in unrealized appreciation
     or (depreciation)                           (1,755,340)      (1,399,212)
------------------------------------------------------------------------------

   INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                     44,728,849       18,681,468
------------------------------------------------------------------------------

Distributions to shareholders from
   Net investment income:
      Class A Shares                            (19,554,595)     (17,197,525)
      Class B Shares                             (1,466,421)        (838,374)
      Class C Shares                               (117,900)          (8,271)
      Class I Shares                               (577,338)        (682,364)
   Net realized gain:
      Class A Shares                             (4,697,322)      (1,859,283)
      Class B Shares                               (382,867)         (64,644)
      Class C Shares                                (25,170)               --
      Class I Shares                               (137,012)         (97,419)
------------------------------------------------------------------------------
   Total distributions                          (26,958,625)     (20,747,880)

Capital share transactions:
   Shares sold:
      Class A Shares                            210,299,638      413,528,480
      Class B Shares                             22,961,646       30,363,169
      Class C Shares                              6,243,477        1,172,583
      Class I Shares                                922,215        9,765,596
   Reinvestment of distributions:
      Class A Shares                             18,927,960       15,354,511
      Class B Shares                              1,354,814          718,786
      Class C Shares                                 91,147            4,360
      Class I Shares                                714,350          778,783
   Shares redeemed:
      Class A Shares                            (72,147,187)     (75,849,643)
      Class B Shares                             (1,755,742)        (726,250)
      Class C Shares                               (318,372)            (700)
      Class I Shares                               (386,598)      (2,991,974)
------------------------------------------------------------------------------
   Total capital share transactions             186,907,348      392,117,701

TOTAL INCREASE (DECREASE) IN NET ASSETS         204,677,572      390,051,289

NET ASSETS
----------
Beginning of period                             489,487,738       99,436,449
End of period (including undistributed
   net investment income (loss) of ($74,180)
   and $47,644, respectively.)                 $694,165,310     $489,487,738

See notes to financial statements.

                      STATEMENTS OF CHANGES IN NET ASSETS
                      -----------------------------------

                                              SIX MONTHS ENDED    YEAR ENDED
                                                  MARCH 31,      SEPTEMBER 30,
CAPITAL SHARE ACTIVITY                             2001              2000
------------------------------------------------------------------------------
Shares sold:
   Class A Shares                                 12,610,711      24,839,614
   Class B Shares                                  1,382,708       1,827,647
   Class C Shares                                    372,677          70,503
   Class I Shares                                     55,084         594,146
Reinvestment of distributions:
   Class A Shares                                  1,150,734         926,251
   Class B Shares                                     82,376          43,454
   Class C Shares                                      5,508             262
   Class I Shares                                     43,531          46,907
Shares redeemed:
   Class A Shares                                (4,346,763)     (4,565,615)
   Class B Shares                                  (105,056)        (43,838)
   Class C Shares                                   (18,906)            (42)
   Class I Shares                                   (23,327)       (179,846)
------------------------------------------------------------------------------
Total capital share activity                      11,209,277      23,559,443


See notes to financial statements.

                         NOTES TO FINANCIAL STATEMENTS
                         -----------------------------

NOTE A -- SIGNIFICANT ACCOUNTING POLICIES
-----------------------------------------

     GENERAL: The Calvert Income Fund (the "Fund"), a series of The Calvert Fund, is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The operations of each series are accounted for separately. The Fund offers four classes of shares of beneficial interest. Class A shares are sold with a maximum front-end sales charge of 3.75%. Class B shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge at the time of redemption, depending on how long you have owned the shares. Effective August 1, 2000, the Fund began to offer Class C shares. Class C shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge on shares sold within one year of purchase. Class B and Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1,000,000. Class I shares have no front-end sales charge and have a lower expense ratio than Class A shares. Each class has different: (a) dividend rates due to differences in Distribution Plan expenses and other class specific expenses, (b)exchange privileges and (c) class specific voting rights.

     SECURITY VALUATION: Securities listed or traded on a national securities exchange are valued at the last reported sale price. Unlisted securities and listed securities for which the last sale price is not available are valued at the most recent bid price or based on a yield equivalent obtained from the securities' market maker. Municipal securities are valued utilizing the average of bid prices or at bid prices based on a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Other securities and assets for which market quotations are not available or deemed inappropriate are valued in good faith under the direction of the Board of Trustees.

     REPURCHASE AGREEMENTS: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement. Options: The Fund may write or purchase option securities. The option premium is the basis for recognition of unrealized or realized gain or loss on the option. The cost of securities acquired or the proceeds from securities sold through the exercise of the option is adjusted by the amount of the premium. Risks from writing or purchasing option securities arise from possible illiquidity of the options market and the movement in the value of the investment or in interest rates. The risk associated with purchasing options is limited to the premium originally paid.

     FUTURES CONTRACTS: The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. The Fund maintains securities with a value equal to its obligation under each contract. Initial margin deposits of either cash or securities are made upon entering in futures contracts; thereafter, variation margin payments are made or received daily reflecting the change in market value. Unrealized or realized gains and losses are recognized based on the change in market value. Risks of futures contracts arise from the possible illiquidity of the futures markets and the movement in the value of the investment or in interest rates.

     SHORT SALES: The Fund may use short sales of U.S. Treasury securities for the limited purpose of hedging the Fund's duration. Any short sales will be covered with an equivalent amount of high quality, liquid securities in a segregated account at the Fund's custodian.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.

     DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.

     ESTIMATES: The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

     EXPENSE OFFSET ARRANGEMENTS: The Fund has an arrangement with its custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the Fund's cash on deposit with the bank. Such a deposit arrangement is an alternative to overnight investments.

     FEDERAL INCOME TAXES: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

     OTHER: In November 2000, the American Institute of Certified Public Accountants ("AICPA") issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide is effective for financial statements issued for fiscal years beginning after December 15, 2000. Management of the Fund does not anticipate that the adoption of the Guide will have a significant effect on the Fund's financial statements.

NOTE B -- RELATED PARTY TRANSACTIONS
------------------------------------

     Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly-owned by Ameritas Acacia Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and affiliated Trustees of the Fund. For its services, the Advisor receives a monthly fee based on an annual rate of
 .40% of the Fund's average daily net assets.

     Calvert Administrative Services Company, an affiliate of the Advisor, provides administrative services to the Fund for an annual fee, payable monthly. Classes A, B, and C shares pay an annual rate of .30% and Class I shares pay an annual rate of .10%, based on their average daily net assets. Calvert Distributors, Inc., an affiliate of the Advisor, is the distributor and principal underwriter for the Fund. Distribution Plans, adopted by Class A, B and C shares, allow the Portfolios to pay the Distributor for expenses and services associated with the distribution of shares. The expenses paid may not exceed .50%, 1.0% and 1.0% annually of the Fund's average daily net assets of Class A, B and C, respectively. Class I does not have Distribution plan expenses.

     The Distributor received $351,039 as its portion of the commissions charged on sales of the Fund's shares for the period ended March 31, 2001.

     Calvert Shareholder Services, Inc. ("CSSI"), an affiliate of the Advisor, is the shareholder servicing agent for the Fund. For its services, CSSI received a fee of $47,232 for the period ended March 31, 2001. National Financial Data Services, Inc., is the transfer and dividend disbursing agent.

     Each Trustee of the Fund who is not affiliated with the Advisor receives an annual fee of $20,500 plus up to $1,500 for each Board and Committee meeting attended. Trustee's fees are allocated to each of the funds in the series served.

NOTE C -- INVESTMENT ACTIVITY
-----------------------------

     During  the  period,  purchases  and  sales  of  investments,   other  than
short-term   and   U.S.   government   securities,   were   $2,990,225,190   and
$2,835,723,141, respectively.

     The cost of investments owned at March 31, 2001 was substantially the same for federal income tax purposes and financial reporting purposes. Net unrealized depreciation aggregated $4,176,006, of which $14,914,929 related to appreciated securities and $19,090,935 related to depreciated securities.

     As a cash management practice, the Portfolio may sell or purchase securities from other Portfolios managed by the Advisor. For the year ended September 30, 2000, the Portfolio effected transactions with other Calvert Portfolios, which resulted in net realized gains on sales of securities of $64,600. These purchases and sales transactions, executed at independently derived prices pursuant to Rule 17a-7 under the Investment Company Act of 1940, were $335,798,316 and $256,385,813, respectively.

NOTE D -- LINE OF CREDIT
------------------------

     A financing agreement is in place with all Calvert Group Funds (except for the Calvert Social Investment Fund's Enhanced Equity and Technology Portfolios, Calvert Social Index Fund, Calvert Large Cap Growth Fund, Calvert South Africa Fund and the CVSAmeritas's Index 500, Micro Cap and Select Portfolios) and State Street Bank and Trust Company ("the Bank"). Under the agreement, the Bank is providing an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), to be accessed by the Funds for temporary or emergency purposes only. Borrowings under this facility bear interest at the overnight Federal Funds Rate plus .50% per annum. A commitment fee of .10% per annum will be incurred on the unused portion of the committed facility which will be allocated to all participating funds. The Fund had no loans outstanding pursuant to this line of credit at March 31, 2001.


CHANGE IN INDEPENDENT AUDITOR
-----------------------------

     In September 2000, PricewaterhouseCoopers LLP (PricewaterhouseCoopers) resigned in the normal course of business as independent auditor for the Calvert Group Funds. Arthur Andersen LLP (Arthur Andersen) was selected as the Fund's independent auditor. The Fund's selection of Arthur Andersen as its independent auditor was recommended by the Fund's audit committee and was approved by the Fund's Board of Trustees.

     The reports on the financial statements audited by PricewaterhouseCoopers for the years ended September 30, 1999 and prior for the Funds did not contain an adverse opinion or a disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. There were no disagreements between the Funds and PricewaterhouseCoopers on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements, if not resolved to the satisfaction of PricewaterhouseCoopers would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements of such years.

                              FINANCIAL HIGHLIGHTS
                              --------------------
                                                        PERIODS ENDED
                                           MARCH 31, SEPTEMBER 30, SEPTEMBER 30,
CLASS A SHARES                                2001        2000          1999
-------------------------------------------------------------------------------
Net asset value, beginning                    $16.66     $17.08        $17.17

Income from investment operations
   Net investment income                         .63       1.15           .99
   Net realized and unrealized gain (loss)       .60      (.16)           .74
-----------------------------------------------------------------------------
      Total from investment operations          1.23        .99          1.73

Distributions from
   Net investment income                       (.63)     (1.16)         (.99)
   Net realized gain                           (.16)      (.25)         (.83)
-----------------------------------------------------------------------------
      Total distributions                      (.79)     (1.41)        (1.82)
Total increase (decrease) in net asset value     .44      (.42)         (.09)
Net asset value, ending                       $17.10     $16.66        $17.08

Total return*                                  7.70%      6.11%        10.68%

Ratios to average net assets:
   Net investment income                   7.73% (a)      7.47%         6.01%
   Total expenses                          1.10% (a)      1.20%         1.32%
   Expenses before offsets                 1.10% (a)      1.20%         1.32%
   Net expenses                            1.09% (a)      1.17%         1.23%

Portfolio turnover                            1,660%     3,264%        3,454%

Net assets, ending (in thousands)           $615,463   $442,709       $91,764


                                                     YEARS ENDED
                                       SEPTEMBER 30, SEPTEMBER 30, SEPTEMBER 30,
CLASS A SHARES                             1998          1997          1996
-------------------------------------------------------------------------------
Net asset value, beginning                $17.20        $16.47        $16.82

Income from investment operations
   Net investment income                    1.02          1.02          1.01
   Net realized and unrealized
     gain (loss)                             .61           .74         (.32)
-------------------------------------------------------------------------------
 Total from investment operations           1.63          1.76           .69

Distributions from
   Net investment income                  (1.01)        (1.02)        (1.01)
   In excess of net realized gain             --         (.01)         (.03)
   Net realized gain                       (.65)            --            --
      Total distributions                 (1.66)        (1.03)        (1.04)
Total increase (decrease)
     in net asset value                    (.03)           .73         (.35)
Net asset value, ending                   $17.17        $17.20        $16.47

Total return*                              9.92%        11.03%         4.21%
Ratios to average net assets:
   Net investment income                   5.96%         6.04%         6.02%
   Total expenses                          1.43%         1.33%         1.26%
   Expenses before offsets                 1.43%         1.33%         1.26%
   Net expenses                            1.36%         1.26%         1.23%

Portfolio turnover                        3,461%        2,961%          153%

Net assets, ending (in thousands)        $41,607       $39,302       $44,431

                              FINANCIAL HIGHLIGHTS
                              --------------------
                                                  PERIODS ENDED
                                       MARCH 31,  SEPTEMBER 30, SEPTEMBER 30,
CLASS B SHARES                           2001         2000          1999 ^
--------------------------------------------------------------------------
Net asset value, beginning              $16.66       $17.06        $17.02
Income from investment operations
   Net investment income                   .56          .97           .13
   Net realized and unrealized
     gain (loss)                           .60        (.17)           .05
--------------------------------------------------------------------------
Total from investment operations          1.16          .80           .18

Distributions from
   Net investment income                 (.56)        (.95)         (.14)
   Net realized gain                     (.16)        (.25)            --
--------------------------------------------------------------------------
      Total distributions                (.72)       (1.20)         (.14)
--------------------------------------------------------------------------
Total increase (decrease)
     in net asset value                    .44        (.40)           .04
Net asset value, ending                 $17.10       $16.66        $17.06

Total return*                            7.26%        4.95%         1.06%
  Ratios to average net assets:
   Net investment income             6.92% (a)        6.75%     5.00% (a)
   Total expenses                    1.95% (a)        2.15%     3.74% (a)
   Expenses before offsets           1.95% (a)        2.15%     2.98% (a)
   Net expenses                      1.95% (a)        2.12%     2.91% (a)

Portfolio turnover                      1,660%       3,264%        3,454%

Net assets, ending (in thousands)      $55,742      $31,646        $1,231


                                                          PERIOD ENDED
                                                   MARCH 31,      SEPTEMBER 30,
CLASS C SHARES                                        2001            2000^^
------------------------------------------------------------------------------
Net asset value, beginning                           $16.67          $16.59
Income from investment operations
   Net investment income                                .54             .15
   Net realized and unrealized gain (loss)              .58             .11
      Total from investment operations                 1.12             .26

Distributions from
   Net investment income                              (.54)           (.18)
   Net realized gain                                  (.16)              --
      Total distributions                             (.70)           (.18)

Total increase (decrease) in net asset value            .42             .08

Net asset value, ending                              $17.09          $16.67

Total return*                                         6.99%           1.58%
Ratios to average net assets:
   Net investment income                          6.57% (a)       7.42% (a)
   Total expenses                                 2.35% (a)       2.16% (a)
   Expenses before offsets                        2.35% (a)       2.16% (a)
   Net expenses                                   2.35% (a)       2.13% (a)

Portfolio turnover                                   1,660%          3,264%

Net assets, ending (in thousands)                    $7,350          $1,179

                              FINANCIAL HIGHLIGHTS
                              --------------------
                                                  PERIODS ENDED
                                       MARCH 31,   SEPTEMBER 30, SEPTEMBER 30,
CLASS I SHARES                           2001          2000         1999 ^^^
-------------------------------------------------------------------------------
Net asset value, beginning              $16.63        $17.06        $16.73

Income from investment operations
   Net investment income                   .67          1.26           .63
   Net realized and unrealized
     gain (loss)                           .61         (.21)           .34

Total from investment operations          1.28          1.05           .97

Distributions from
   Net investment income                 (.67)        (1.23)         (.64)
   Net realized gain                     (.16)         (.25)            --
      Total distributions                (.83)        (1.48)         (.64)
Total increase (decrease) in
     net asset value                       .45         (.43)           .33

Net asset value, ending                 $17.08        $16.63        $17.06

Total return*                            8.00%         6.48%         5.83%

Ratios to average net assets:
   Net investment income             8.15% (a)         7.78%     6.37% (a)
   Total expenses                     .67% (a)          .82%     1.07% (a)
   Expenses before offsets            .67% (a)          .75%      .81% (a)
   Net expenses                       .66% (a)          .72%      .72% (a)

Portfolio turnover                      1,660%        3,264%        3,454%

Net assets, ending (in thousands)      $15,610       $13,954        $6,442


(a)  Annualized
* Total return is not annualized for periods less than one year and does not reflect deduction of any front-end or deferred sales charge.
^    From August 1, 1999, inception.
^^   From August 1, 2000, inception.
^^^  From March 1, 1999 inception

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                                OR OVERNIGHT MAIL
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                                    c/o NFDS
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                              Kansas City, MO 64105

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                              PRINCIPAL UNDERWRITER
                           Calvert Distributors, Inc.
                             4550 Montgomery Avenue
                                Suite 1000 North
                            Bethesda, Maryland 20814

                             This report is intended
                         to provide fund information to
                     shareholders. It is not authorized for
                      distribution to prospective investors
                       unless preceded or accompanied by a
                                   prospectus.

                                    CALVERT'S
                                 FAMILY OF FUNDS

                          TAX-EXEMPT MONEY MARKET FUNDS
                           CTFR Money Market Portfolio
                     CTFR California Money Market Portfolio

                           TAXABLE MONEY MARKET FUNDS
                       First Government Money Market Fund
                           CSIF Money Market Portfolio

                                  BALANCED FUND
                             CSIF Balanced Portfolio

                                 MUNICIPAL FUNDS
                           CTFRLimited-Term Portfolio
                            CTFR Long-Term Portfolio
                        CTFR Vermont Municipal Portfolio
                      National Muni. Intermediate Portfolio
                     California Muni. Intermediate Portfolio

                               TAXABLE BOND FUNDS
                               CSIF Bond Portfolio
                                   Income Fund

                                  EQUITY FUNDS
                         CSIF Enhanced Equity Portfolio
                              CSIF Equity Portfolio
                            CSIF Technology Portfolio
                          Calvert Large Cap Growth Fund
                            Capital Accumulation Fund
                          CWV International Equity Fund
                            New Vision Small Cap Fund
                                South Africa Fund
                            Calvert Social Index Fund

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